Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 11,820,078	₩ 11,893,401
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	January, 2022
Interest rate (%)	0.19%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2020
Maturity date	March, 2037
Interest rate (%)	5.28%
KB Securities and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2013
Maturity date	March, 2022
Interest rate (%)	0.50%
KB Securities and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2020
Maturity date	October, 2029
Interest rate (%)	4.00%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 3,366,400	3,827,152
Gross amount [member] | KB Securities and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	8,505,485	8,124,194
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(16,058)	(24,374)
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ (35,749)	₩ (33,571)